EMPLOYEE BENEFIT PLANS, Plan Allocations (Details)	Mar. 31, 2020	Mar. 31, 2019
Employee Benefit Plans [Abstract]
Target allocation, percentage	100.00%	100.00%
Actual allocation, percentage	100.00%	100.00%
Equity Securities
Employee Benefit Plans [Abstract]
Target allocation, percentage	25.30%	25.40%
Actual allocation, percentage	23.00%	24.10%
Debt Securities
Employee Benefit Plans [Abstract]
Target allocation, percentage	25.00%	34.80%
Actual allocation, percentage	27.10%	44.50%
Property
Employee Benefit Plans [Abstract]
Target allocation, percentage	7.40%	7.40%
Actual allocation, percentage	6.50%	6.10%
Other Assets
Employee Benefit Plans [Abstract]
Target allocation, percentage	42.30%	32.40%
Actual allocation, percentage	43.40%	25.30%